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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
            MetLife of CT Separate Account TM For Variable Annuities MetLife of CT Separate Account TM II For Variable Annuities

                               MARQUIS PORTFOLIOS

                       SUPPLEMENT DATED NOVEMBER 10, 2008
                                     TO THE
                PROSPECTUS DATED APRIL 28, 2008, AS SUPPLEMENTED

This supplements the information contained in the Prospectus for the Marquis Portfolios variable annuity contracts issued by MetLife Insurance Company of Connecticut. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

1. VARIABLE FUNDING OPTION SUBSTITUTION

Effective on or about November 10, 2008, the proposed Variable Funding Option substitution described in Appendix C--Additional Information Regarding Underlying Funds has been completed. The Franklin Templeton Variable Insurance Products Trust--Templeton Developing Markets Securities Fund (Class 2) (the "Prior Fund") has been replaced by the Met Investors Series Trust--MFS(R) Emerging Markets Equity Portfolio (Class B) (the "Replacement Fund") as a Variable Funding Option.

Any elections existing Contract Owners have on file for the Prior Fund for the allocation of Contract Value will be redirected to the Replacement Fund. References in the Prospectus and Statement of Additional Information to the Prior Fund, including references to the Monitored Portfolios in the Transfers section of the Prospectus, shall be deemed to refer to the Replacement Fund.

The following table presents the Replacement Fund's management fee, distribution and/or service fees (12b-1), and other expenses. The Replacement Fund provided this information and we have not independently verified it.

                                            DISTRIBUTION                TOTAL     CONTRACTUAL FEE   NET TOTAL
                                               AND/OR                   ANNUAL         WAIVER         ANNUAL
                               MANAGEMENT      SERVICE       OTHER    OPERATING    AND/OR EXPENSE   OPERATING
      UNDERLYING FUND:             FEE      (12B-1) FEES   EXPENSES    EXPENSES    REIMBURSEMENT     EXPENSES
      ----------------         ----------   ------------   --------   ---------   ---------------   ---------
MET INVESTORS SERIES TRUST
MFS(R) Emerging Markets
   Equity Portfolio--Class B      1.00%         0.25%        0.27%      1.52%          0.00%          1.52%

The following table presents the investment objective, investment adviser and subadviser of the Replacement Fund.

                                                                    INVESTMENT
      FUNDING OPTION             INVESTMENT OBJECTIVE          ADVISER/ SUBADVISER
      --------------         ---------------------------   ---------------------------
MET INVESTORS SERIES TRUST
MFS(R) Emerging Markets      Seeks capital appreciation.   Met Investors Advisory, LLC
Equity Portfolio--Class B                                  Subadviser: Massachusetts
                                                           Financial Services Company

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2. MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

The information in the table below replaces the disclosure regarding the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements, contained in the sub-section of the prospectus titled "Minimum and Maximum Total Annual Underlying Fund Operating Expenses."

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                       MINIMUM   MAXIMUM
                                       -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
   Underlying Fund assets, including
   management fees, distribution and
   /or service fees (12b-1) fees,
   and other expenses)                  0.52%     1.52%

3. EXAMPLE

The information below replaces the table contained in the section of the prospectus titled "Example."

                                         IF CONTRACT IS SURRENDERED AT          IF CONTRACT IS NOT SURRENDERED OR
                                            THE END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN:
                                     -------------------------------------   --------------------------------------
          FUNDING OPTION             1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
          --------------             ------   -------   -------   --------    ------   -------   -------   --------
Underlying Fund with Maximum Total
   Annual Operating Expenses .....    $468     $1,407    $2,349    $4,718      $468     $1,407    $2,349     $4,718
Underlying Fund with Minimum Total
   Annual Operating Expenses .....    $368     $1,114    $1,872    $3,824      $368     $1,114    $1,872     $3,824

MORE INFORMATION ABOUT THE VARIABLE FUNDING OPTIONS IS CONTAINED IN THE PROSPECTUSES, AS SUPPLEMENTED, FOR THE UNDERLYING FUNDS. CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS CAN BE OBTAINED BY CALLING 1-800-842-9325.